NET REVENUE FROM SALES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
NET REVENUE FROM SALES

25.	NET REVENUE FROM SALES

Net sales revenue is comprised as follows:

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Gross revenue
Domestic market	28,383,814	30,343,033	29,724,648
Foreign market	23,596,603	20,691,181	25,090,313
	51,980,417	51,034,214	54,814,961
Deductions
Sales returns, discounts and rebates	(673,746)	(371,189)	(272,842)
Taxes on sales	(5,868,721)	(6,300,905)	(6,630,080)
	(6,542,467)	(6,672,094)	(6,902,922)
Net revenue	45,437,950	44,362,120	47,912,039

Accounting Policy

The Company's rev’enue is recognized as soon as all the conditions below are met:

• Identification of the contract for the sale of goods or provision of services;

• Identification of performance obligations;

• Determination of the contract value;

• Calculations of the value allocated to each of the performance obligations included in the contract; It is

• Revenue recognition over time or at the time performance obligations are completed.

The Company's operating revenues are generated through the production and sale of steel, ore and cement products, freight services in the case of product exports, railway and port logistics services and energy sales, in the case of normal course of activities is measured by the fair value of the consideration that the entity expects to receive in exchange for the delivery of the good or service promised to the customer.

Revenue recognition occurs when or as the entity satisfies a performance obligation by transferring the good or service to the customer, and performance obligation is understood as an enforceable promise in a contract with a customer for the transfer of a good/service or a series of goods or services.

If it is probable that discounts will be granted and the value can be measured reliably, then the discount is recognized as a reduction in operating income as sales are recognized.

Export freight services in the CFR (Cost and Freight) and CIF (Cost, Insurance and Freight) modalities, where the Company is responsible for the freight service, they are considered distinct services and, therefore, a separate obligation, having its allocation separately from the transaction price and recognized in the result according to the effective provision of the service over time. Such revenue allocated to freight does not significantly affect the Company's results for the year and, therefore, it is not presented separately in the financial statements. For other services provided, the Revenue is recognized based on its realization.